BASIC AND DILUTED (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED (LOSS) INCOME PER SHARE
Schedule of basic and diluted (loss) income per share

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Numerator for basic and diluted loss per share:
Loss attributable to ordinary shareholders	(45,389)	(1,243)	(2,221)
Denominator:
Weighted average number of ordinary shares outstanding—basic	156,505,076	161,989,097	162,071,626
Dilutive effect of convertible securities:
Warrants	—	—	—
Share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	156,505,076	161,989,097	162,071,626
(Loss) income per share—basic and diluted:
From continuing operations	(0.29)	(0.03)	(0.01)
From discontinued operations	(0.00)	0.02	—
Loss per share—basic and diluted	(0.29)	(0.01)	(0.01)